CONVERTIBLE REDEEMABLE PREFERRED SHARES - Summary of change in balance of Series A Preferred Shares included in mezzanine equity (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accretion of Series A Preferred Shares	¥ 0	$ 0	¥ 16,772	¥ 38,930
Series A convertible redeemable preferred shares
Beginning Balance	¥ 0		466,060	427,130
Accretion of Series A Preferred Shares			16,772	38,930
Conversion to ordinary shares			(482,832)
Ending Balance			¥ 0	¥ 466,060